Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Net operating loss carryforwards, federal			$ 110,512
Net operating loss carryforwards			72,307
Research and development tax credit forward			1,196	1,192
License	2,541			10,000
Current income tax expense, Maximum rate			0.26%	19.55%
Current income tax expense	441	13	35	1,014
Uncertain tax positions	0		0	0
Interest or penalties on uncertain tax positions	0		0	0
Income tax (benefit) expense, current	431	2	27	996
Income tax expense, deferred	10	11	8	18
Scenario, Previously Reported [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			71,029
Research and Development [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date			2034
Research and Development [Member] | Scenario, Previously Reported [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date			2028
Minimum [Member]
Income Taxes [Line Items]
Current income tax expense, Maximum rate	18.00%
Maximum [Member]
Income Taxes [Line Items]
Current income tax expense, Maximum rate	15.00%
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date			2028
State [Member] | Minimum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date			2014
State [Member] | Minimum [Member] | Scenario, Previously Reported [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date			2013
State [Member] | Maximum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date			2034
State [Member] | Maximum [Member] | Scenario, Previously Reported [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date			2028
CHINA
Income Taxes [Line Items]
License				10,000
Current income tax expense, Maximum rate				10.00%
Current income tax expense				1,000
Brazilian WithHolding Tax
Income Taxes [Line Items]
Current income tax expense	$ 400